CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Equity (Deficit)	Noncontrolling Interests in Consolidated Subsidiaries
BALANCE at Dec. 28, 2010	$ 202,598	$ 506	$ 180,205	$ (457)	$ 11,695	$ 10,649
Adjustment To Additional Paid In Capital Owner Contribution	4,255	0	4,255	0	0	0
Stock Issued During Period, Shares, New Issues	0
Increase (Decrease) in Stockholders' Equity
Net loss	(35,622)	0	0	0	(36,197)	575
Foreign currency translation, net of tax	(2,105)	0	0	(2,105)	0	0
Common stock, shares outstanding (in shares)	50,569,730
BALANCE at Dec. 27, 2011	169,126	506	184,460	(2,562)	(24,502)	11,224
Stock Issued During Period, Shares, New Issues	0
Increase (Decrease) in Stockholders' Equity
Net loss	(26,992)	0	0	0	(27,275)	283
Foreign currency translation, net of tax	1,890	0	0	1,890	0	0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(942)	0	0	0	0	(942)
Common stock, shares outstanding (in shares)	50,569,730
BALANCE at Dec. 25, 2012	143,082	506	184,460	(672)	(51,777)	10,565
Stockholders' Equity, Other Shares	0
Stock Issued During Period, Shares, New Issues	13,200,000
Increase (Decrease) in Stockholders' Equity
Payments of Capital Distribution	(35,000)	0	(35,000)	0	0	0
Proceeds from Issuance, initial public offering, net of expenses	168,901	132	168,769	0	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	20,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	0	0	0	0	0
Distributions declared, but unpaid	(7,654)	0	(7,654)	0	0	0
Share-based Compensation	14,217	0	14,217	0	0	0
Adjustments to Additional Paid in Capital, Other	(4,518)	0	(4,518)	0	0	0
Net loss	(40,680)	0	0	0	(40,892)	212
Foreign currency translation, net of tax	(398)	0	0	(398)	0	0
Common stock, shares outstanding (in shares)	63,789,730
BALANCE at Dec. 31, 2013	$ 237,950	$ 638	$ 320,274	$ (1,070)	$ (92,669)	$ 10,777